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AMERICAS
US Legal Services

Ann H. Bierut
Paralegal
(860) 723-2228
Fax: (860) 723-2214
ann.bierut@us.ing.com

May 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attn: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post Effective Amendment No. 30 to Registration Statement on Form N-4
Prospectus Title: IRA & SEP - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos. 33-75992 and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information dated May 1, 2004 contained in Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 30 which was declared effective on May 1, 2004. The text of Post-Effective Amendment No. 30 was filed electronically on April 14, 2004.

If you have any questions regarding this submission, please call the undersigned at 860-723-2228.

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Company